UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

I Class Shares - LPCIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$23	0.45%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$100,434,053	326	$14,523	95%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Foreign Government Bond	0.4%
Short-Term Investments	0.4%
Municipal Bonds	0.6%
Real Estate	0.6%
Consumer Staples	1.2%
Consumer Discretionary	1.9%
Materials	1.9%
Information Technology	2.3%
Health Care	2.5%
Industrials	2.6%
Utilities	3.6%
Energy	4.0%
Communication Services	3.9%
Asset-Backed Securities	7.3%
Financials	10.1%
U.S. Treasury Obligations	20.2%
Mortgage-Backed Securities	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.750%	04/15/28	3.3%
U.S. Treasury Notes	4.250%	01/15/28	3.2%
U.S. Treasury Bonds	4.750%	02/15/45	2.5%
U.S. Treasury Bonds	3.125%	05/15/48	2.1%
U.S. Treasury Bonds	3.000%	02/15/49	2.0%
U.S. Treasury Bonds	4.625%	02/15/55	1.6%
U.S. Treasury Notes	4.000%	04/30/32	1.5%
U.S. Treasury Bonds	4.500%	11/15/54	1.4%
FNMA	5.500%	05/01/55	1.3%
FNMA	2.000%	06/01/51	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LPCIX-SAR-2025

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

R Class Shares - LPCYX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$22	0.45%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$100,434,053	326	$14,523	95%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Foreign Government Bond	0.4%
Short-Term Investments	0.4%
Municipal Bonds	0.6%
Real Estate	0.6%
Consumer Staples	1.2%
Consumer Discretionary	1.9%
Materials	1.9%
Information Technology	2.3%
Health Care	2.5%
Industrials	2.6%
Utilities	3.6%
Energy	4.0%
Communication Services	3.9%
Asset-Backed Securities	7.3%
Financials	10.1%
U.S. Treasury Obligations	20.2%
Mortgage-Backed Securities	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.750%	04/15/28	3.3%
U.S. Treasury Notes	4.250%	01/15/28	3.2%
U.S. Treasury Bonds	4.750%	02/15/45	2.5%
U.S. Treasury Bonds	3.125%	05/15/48	2.1%
U.S. Treasury Bonds	3.000%	02/15/49	2.0%
U.S. Treasury Bonds	4.625%	02/15/55	1.6%
U.S. Treasury Notes	4.000%	04/30/32	1.5%
U.S. Treasury Bonds	4.500%	11/15/54	1.4%
FNMA	5.500%	05/01/55	1.3%
FNMA	2.000%	06/01/51	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LPCYX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

MetLife
Investment
Management

MetLife Core Plus Fund

Semi-Annual Financials and Other Information
April 30, 2025

Investment Adviser:
MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Other Information (Form N-CSRS Items 8-11)	36

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 35.2%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 32.3%
FHLMC
2.000%, 01/01/37 to 05/01/52	$1,359,533	$1,128,293
2.500%, 02/01/51 to 01/01/52	1,640,867	1,390,779
3.000%, 12/01/47	57,829	51,444
3.500%, 11/01/48	254,424	234,571
4.000%, 09/01/48	50,881	48,020
4.500%, 07/01/52 to 11/01/52	1,057,077	1,023,391
5.000%, 01/01/53 to 04/01/53	1,438,851	1,413,835
5.500%, 05/01/53 to 06/01/54	1,484,385	1,493,986
6.000%, 01/01/53 to 04/01/54	1,247,949	1,281,865
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 10/25/57 (A)	99,944	101,223
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	122,873	129,907
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	29,350	27,150
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	117,698	106,385
FNMA
1.850%, 09/01/35	239,609	210,254
2.000%, 01/01/42 to 12/01/51	6,610,637	5,320,014
2.500%, 06/01/50 to 04/01/52	3,260,005	2,765,006
3.000%, 12/01/31 to 12/01/51	3,401,832	3,065,564
3.040%, 01/01/28	158,745	154,750
3.500%, 07/01/43 to 09/01/52	3,147,817	2,885,103
4.000%, 03/01/48 to 05/01/52	476,363	449,530
4.500%, 06/01/52 to 09/01/52	783,477	763,051
5.000%, 02/01/31 to 04/01/53	891,193	885,123
5.500%, 12/01/39 to 05/01/55	3,137,125	3,143,168
6.000%, 02/01/54 to 05/01/54	677,906	690,439
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,047	1,063

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	$2,227	$2,271
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	12,172	12,995
FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	301,206	275,077
GNMA
2.000%, 12/20/50 to 02/20/51	895,712	730,891
2.500%, 04/20/51 to 11/20/51	1,173,322	994,816
3.000%, 04/20/50	226,795	201,638
4.000%, 04/20/49 to 04/20/52	1,186,175	1,112,011
4.492%, 01/20/67 (A)	36,762	36,448
5.000%, 07/20/53	263,605	258,999
GNMA, Ser 2010-H14, Cl BI, IO
1.499%, 07/20/60 (A)	1,713	179
GNMA, Ser 2017-H16, Cl PT
4.707%, 05/20/66 (A)	62	61
		32,389,300
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.9%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	331,081	329,612
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	67,680
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	185,000	167,554
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.591%, 05/15/55 (A)	205,000	188,903
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	63,285	60,520
CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	125,000	114,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (B)	$341,305	$300,729
GPMT, Ser 2021-FL3, Cl A
5.934%, TSFR1M + 1.614%, 07/16/35 (A) (B)	157,345	153,588
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	215,000	199,972
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (B)	227,401	216,639
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.450%, 05/15/48 (A)	210,000	204,506
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (B)	380,000	378,960
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.036%, 10/25/48 (A) (B)	296,767	295,597
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (B)	56,978	54,994
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	270,000	244,296
		2,978,238
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,570,962)		35,367,538

CORPORATE OBLIGATIONS — 34.6%

COMMUNICATION SERVICES — 3.9%
AT&T
3.500%, 06/01/41	240,000	184,276
3.550%, 09/15/55	195,000	130,587
6.000%, 11/15/34	20,000	20,461
Charter Communications Operating
6.100%, 06/01/29	185,000	191,583
6.150%, 11/10/26	320,000	326,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Frontier Communications Holdings
6.000%, 01/15/30 (B)	$374,000	$375,325
6.750%, 05/01/29 (B)	106,000	106,445
IHS Holding
5.625%, 11/29/26 (B)	250,000	243,791
Meta Platforms
4.450%, 08/15/52	90,000	74,864
5.400%, 08/15/54	155,000	149,142
5.550%, 08/15/64	180,000	173,150
Paramount Global
5.900%, 10/15/40	175,000	151,990
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	207,670
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	452,105
Rakuten Group
9.750%, 04/15/29 (B)	445,000	469,390
Rogers Communications
7.000%, H15T5Y + 2.653%, 04/15/55 (A)	230,000	231,717
Time Warner Cable
5.875%, 11/15/40	330,000	300,711
Warnermedia Holdings
5.141%, 03/15/52	285,000	194,844
		3,984,232
CONSUMER DISCRETIONARY — 1.9%
Ford Motor Credit
6.050%, 03/05/31	120,000	117,219
6.054%, 11/05/31	445,000	431,406
6.500%, 02/07/35	200,000	193,564
General Motors Financial
5.950%, 04/04/34	240,000	238,902
LG Energy Solution
5.875%, 04/02/35 (B)	240,000	234,419
Resorts World Las Vegas
4.625%, 04/06/31 (B)	270,000	216,374
Stellantis Finance US
5.350%, 03/17/28 (B)	200,000	201,514

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Time Warner Cable
6.550%, 05/01/37	$280,000	$275,506
		1,908,904
CONSUMER STAPLES — 1.2%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	107,000	97,552
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	125,000	126,663
BAT Capital
4.390%, 08/15/37	280,000	245,521
5.350%, 08/15/32	260,000	261,460
5.834%, 02/20/31	190,000	197,803
Mars
5.200%, 03/01/35 (B)	225,000	225,883
Reynolds American
8.125%, 05/01/40	45,000	50,707
		1,205,589
ENERGY — 4.0%
Civitas Resources
8.375%, 07/01/28 (B)	239,000	234,804
Continental Resources
2.268%, 11/15/26 (B)	320,000	306,668
Devon Energy
7.875%, 09/30/31	145,000	164,209
Eastern Energy Gas Holdings
5.800%, 01/15/35	200,000	206,453
Energy Transfer
6.400%, 12/01/30	340,000	361,543
Expand Energy
5.700%, 01/15/35	200,000	197,302
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (B)	299,274	288,285
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (B)	230,000	227,976
Harbour Energy
6.327%, 04/01/35 (B)	215,000	204,323

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Hess
5.800%, 04/01/47	$215,000	$210,279
6.000%, 01/15/40	365,000	381,898
HF Sinclair
5.000%, 02/01/28	100,000	98,966
MPLX
5.950%, 04/01/55	150,000	138,036
Petroleos Mexicanos
7.690%, 01/23/50	275,000	200,639
Sabine Pass Liquefaction
5.000%, 03/15/27	255,000	256,783
Tennessee Gas Pipeline
2.900%, 03/01/30 (B)	110,000	100,614
8.375%, 06/15/32	135,000	155,611
Venture Global LNG
9.875%, 02/01/32 (B)	230,000	233,534
		3,967,923
FINANCIALS — 10.1%
Aon North America
5.450%, 03/01/34	295,000	300,138
Avolon Holdings Funding
5.750%, 11/15/29 (B)	245,000	248,030
5.750%, 03/01/29 (B)	160,000	162,367
6.375%, 05/04/28 (B)	160,000	164,981
Banco Santander
1.722%, H15T1Y + 0.900%, 09/14/27 (A)	200,000	192,063
Bank of America
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	205,000	198,612
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	320,000	324,580
5.744%, SOFRRATE + 1.697%, 02/12/36 (A)	200,000	199,090
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%, 09/04/73 (A) (C)	540,000	537,729
Barclays
4.375%, 01/12/26	330,000	329,191
Cantor Fitzgerald
4.500%, 04/14/27 (B)	220,000	218,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
CI Financial
3.200%, 12/17/30	$540,000	$471,225
Citibank
5.570%, 04/30/34	170,000	175,460
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	290,000	253,408
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	490,000	497,206
8.125%, 07/15/39	165,000	204,095
Constellation Insurance
6.800%, 01/24/30 (B)	380,000	368,577
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/33 (A) (B)	375,000	344,723
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/73 (B) (C)	725,000	54,375
Deutsche Bank NY
4.999%, SOFRRATE + 1.700%, 09/11/30 (A)	140,000	140,151
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	135,000	143,435
Farmers Exchange Capital III
5.454%, US0003M + 3.454%, 10/15/54 (A) (B)	335,000	303,738
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A) (B)	170,000	170,782
Goldman Sachs Capital I
6.345%, 02/15/34	325,000	332,260
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	230,000	198,117
5.536%, SOFRRATE + 1.380%, 01/28/36 (A)	175,000	176,727
5.734%, SOFRRATE + 1.696%, 01/28/56 (A)	115,000	112,001
HSBC Holdings
5.733%, SOFRRATE + 1.520%, 05/17/32 (A)	370,000	382,814
Jackson Financial
3.125%, 11/23/31	340,000	292,647
JPMorgan Chase
1.045%, SOFRRATE + 0.800%, 11/19/26 (A)	195,000	191,193
5.572%, SOFRRATE + 1.680%, 04/22/36 (A)	225,000	230,136
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	280,000	290,220
Mercury General
4.400%, 03/15/27	144,000	142,118

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	$265,000	$257,296
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	210,000	212,134
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	290,000	289,999
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	185,000	191,020
NatWest Group
1.642%, H15T1Y + 0.900%, 06/14/27 (A)	275,000	265,926
7.472%, H15T1Y + 2.850%, 11/10/26 (A)	115,000	116,593
SBL Holdings
7.200%, 10/30/34 (B)	75,000	70,310
Wells Fargo
5.018%, TSFR3M + 0.762%, 01/15/27 (A)	205,000	200,918
		9,954,885
HEALTH CARE — 2.5%
Amgen
5.650%, 03/02/53	95,000	91,181
6.375%, 06/01/37	135,000	146,701
Biocon Biologics Global
6.670%, 10/09/29 (B)	240,000	216,367
Centene
4.625%, 12/15/29	395,000	380,778
CVS Health
1.875%, 02/28/31	305,000	257,330
5.050%, 03/25/48	430,000	365,451
6.750%, H15T5Y + 2.516%, 12/10/54 (A)	140,000	139,057
HCA
3.500%, 09/01/30	240,000	224,266
5.250%, 06/15/49	255,000	221,225
Horizon Mutual Holdings
6.200%, 11/15/34 (B)	305,000	298,248
UnitedHealth Group
5.375%, 04/15/54	185,000	171,616
		2,512,220

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 2.6%
AerCap Ireland Capital DAC
3.000%, 10/29/28	$185,000	$174,721
4.950%, 09/10/34	375,000	359,383
6.500%, H15T5Y + 2.441%, 01/31/56 (A)	215,000	208,785
BAE Systems
5.250%, 03/26/31 (B)	220,000	224,859
Boeing
2.196%, 02/04/26	265,000	259,639
6.298%, 05/01/29	245,000	257,659
Paychex
5.350%, 04/15/32	255,000	259,024
Regal Rexnord
6.050%, 02/15/26	300,000	301,723
United Airlines
4.375%, 04/15/26 (B)	615,000	606,220
		2,652,013
INFORMATION TECHNOLOGY — 2.3%
Broadcom
3.419%, 04/15/33 (B)	109,000	97,207
4.800%, 10/15/34	150,000	146,021
4.926%, 05/15/37 (B)	212,000	203,042
Dell International
5.000%, 04/01/30	200,000	200,661
Foundry JV Holdco
6.100%, 01/25/36 (B)	200,000	203,770
Hewlett Packard Enterprise
5.000%, 10/15/34	140,000	135,166
Intel
3.050%, 08/12/51	150,000	86,135
Kyndryl Holdings
2.050%, 10/15/26	230,000	221,842
Oracle
3.600%, 04/01/40	110,000	85,738
3.800%, 11/15/37	400,000	334,005
6.900%, 11/09/52	80,000	86,062
Sprint Capital
8.750%, 03/15/32	195,000	234,056

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Vontier
1.800%, 04/01/26	$330,000	$320,496
		2,354,201
MATERIALS — 1.9%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	327,247
Celanese US Holdings
6.500%, 04/15/30	125,000	122,141
6.800%, 11/15/30	260,000	259,909
First Quantum Minerals
8.625%, 06/01/31 (B)	560,000	567,590
Glencore Funding
5.186%, 04/01/30 (B)	240,000	242,999
Orbia Advance
6.800%, 05/13/30 (B)	250,000	249,833
Samarco Mineracao
9.500%, 06/30/31 (B)	255,625	240,588
		2,010,307
REAL ESTATE — 0.6%
Sabra Health Care
3.900%, 10/15/29	245,000	229,987
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/80 (A) (B)	190,000	185,541
VICI Properties
5.625%, 04/01/35	210,000	207,812
		623,340
UTILITIES — 3.6%
Brooklyn Union Gas
6.415%, 07/18/54 (B)	215,000	219,878
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	241,800	249,175
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/55 (A)	195,000	191,722
Entergy Louisiana
5.800%, 03/15/55	145,000	143,097

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Louisville Gas and Electric
5.450%, 04/15/33	$205,000	$209,856
NextEra Energy Capital Holdings
5.450%, 03/15/35	395,000	397,836
NiSource
5.350%, 04/01/34	245,000	246,617
Pacific Gas and Electric
2.100%, 08/01/27	355,000	334,318
6.100%, 01/15/29	315,000	325,533
PG&E
7.375%, H15T5Y + 3.883%, 03/15/55 (A)	230,000	223,282
Public Service of Oklahoma
5.200%, 01/15/35	175,000	172,149
Virginia Electric and Power
5.000%, 01/15/34	185,000	182,100
5.000%, 04/01/33	282,000	279,956
Virginia Power Fuel Securitization
5.088%, 05/01/27	174,589	176,045
Vistra Operations
5.700%, 12/30/34 (B)	195,000	194,085
		3,545,649
TOTAL CORPORATE OBLIGATIONS
(Cost $36,465,784)		34,719,263

U.S. TREASURY OBLIGATIONS — 20.2%

U.S. Treasury Bonds
3.000%, 02/15/49	2,690,000	2,002,054
3.125%, 05/15/48	2,755,000	2,112,203
4.500%, 11/15/54	1,470,000	1,422,914
4.625%, 11/15/44 to 02/15/55	2,210,000	2,189,677
4.750%, 02/15/45	2,470,000	2,486,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

 U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Notes
3.750%, 04/15/28	$3,295,000	$3,310,188
3.875%, 04/30/30	980,000	986,967
4.000%, 04/30/32	1,490,000	1,496,519
4.125%, 01/31/27	320,000	322,487
4.250%, 01/15/28	3,180,000	3,233,290
4.625%, 02/15/35	660,000	684,750
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,328,561)		20,248,030

ASSET-BACKED SECURITIES — 7.3%
AccessLex Institute, Ser 2007-A, Cl A3
4.883%, TSFR3M + 0.562%, 05/25/36 (A)	112,645	111,346
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/32 (B)	100,000	101,004
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	76,590	76,978
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	275,000	278,335
BBCMS Trust, Ser C32, Cl A5
5.720%, 02/15/62	155,000	162,415
BX Commercial Mortgage Trust, Ser AIRC, Cl A
6.013%, TSFR1M + 1.691%, 08/15/39 (A) (B)	140,754	140,754
BX Trust, Ser 2025-VLT6, Cl B
6.214%, TSFR1M + 1.893%, 03/15/42 (A) (B)	175,000	172,922
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	157,626	150,363
College Ave Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/52 (B)	89,349	79,518
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (B)	174,783	157,868
Dell Equipment Finance Trust, Ser 2025-1, Cl B
4.960%, 02/24/31 (B)	100,000	100,203
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/29 (B)	120,000	121,942
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29 (B)	315,000	321,060

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (B)	$134,487	$135,322
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (B)	127,159	129,238
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (B)	122,075	122,479
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	145,000	146,673
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl B
6.172%, TSFR1M + 1.850%, 12/15/39 (A) (B)	195,000	193,416
HIH Trust, Ser 61P, Cl A
6.164%, TSFR1M + 1.842%, 10/15/41 (A) (B)	230,000	229,425
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (B)	30,166	29,376
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (B)	230,088	219,001
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/29	100,000	100,596
Hudson Yards Mortgage Trust, Ser SPRL, Cl B
5.950%, 01/13/40 (A) (B)	280,000	287,794
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/28 (B)	150,000	151,488
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl B
4.940%, 08/15/29 (B)	165,000	165,376
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (B)	732	730
LEX Mortgage Trust, Ser 2024-BBG, Cl A
5.036%, 10/13/33 (A) (B)	195,000	195,807
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	190,000	191,620
MF1, Ser 2025-FL17, Cl A
5.640%, TSFR1M + 1.320%, 02/18/40 (A) (B)	155,000	153,710
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	22,456	21,644
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
5.154%, SOFR30A + 0.800%, 11/25/54 (A) (B)	209,322	208,222

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29 (B)	$53,338	$53,490
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/54 (A) (B)	225,857	229,063
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/45 (B) (D)	193,315	194,680
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/55 (B) (D)	196,404	197,466
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	25,837	25,537
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	87,414	81,714
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/35	180,000	182,567
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/27 (B)	120,000	121,225
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/28 (B)	175,000	175,804
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (B)	105,000	105,165
Scholar Funding Trust, Ser 2011-A, Cl A
5.524%, SOFR90A + 1.162%, 10/28/43 (A) (B)	236,466	235,123
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/37 (B)	71,766	68,788
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (B)	218,594	204,118
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/53 (B)	107,561	98,342
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (B)	290,169	264,108
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/54 (B)	110,000	109,978
South Carolina Student Loan, Ser 2015-A, Cl A
5.941%, TSFR1M + 1.614%, 01/25/36 (A)	128,839	128,862
Verizon Master Trust, Ser 2024-6, Cl A1A
4.170%, 08/20/30	45,000	45,001

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Wheels Fleet Lease Funding 1, Ser 2025-1A, Cl A1
4.570%, 01/18/40 (B)	$140,000	$140,352
TOTAL ASSET-BACKED SECURITIES
(Cost $7,344,733)		7,318,008

MUNICIPAL BONDS — 0.6%

GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	356,000	387,188
ARIZONA — 0.2%
Maricopa County Industrial Development Authority
7.375%, 10/01/29 (B)	195,000	202,529
TOTAL MUNICIPAL BONDS
(Cost $720,130)		589,717
SHORT-TERM INVESTMENTS — 0.4%

American Electric Power, 5.699%, 08/15/2025
(Cost $214,819)	215,000	215,467
Royalty Pharma, 1.200%, 09/02/2025
(Cost $230,150)	230,000	227,106
TOTAL SHORT-TERM INVESTMENTS
(Cost $444,969)		442,573

FOREIGN GOVERNMENT BONDS — 0.4%

MEXICO — 0.3%
Mexico Government International Bond
7.375%, 05/13/55	275,000	272,217
COLOMBIA — 0.1%
Colombia Government International Bond
7.750%, 11/07/36	130,000	123,832
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $401,450)		396,049
TOTAL INVESTMENTS — 98.7%
(Cost $103,276,589)		$99,081,178

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Open futures contracts held by the Fund at April 30, 2025 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	26	Jun-2025	$5,382,890	$5,411,859	$28,969
U.S. 5-Year Treasury Note	61	Jun-2025	6,562,727	6,660,914	98,187
U.S. 10-Year Treasury Note	15	Jun-2025	1,663,377	1,683,281	19,904
Ultra 10-Year U.S. Treasury Note	(36)	Jun-2025	(4,122,957)	(4,130,437)	(7,480)
			$9,486,037	$9,625,617	$139,580

Percentages are based on Net Assets of $100,434,053.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at April 30, 2025 was $18,351,348 and represents 18.3% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Cl — Class
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate
H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — One Month Term Secured Overnight Financing Rate
TSFR3M — Three Month Term Secured Overnight Financing Rate
UMBS — Uniform Mortgage-Backed Security
USSW5 — USD Swap Semi 30/360 5-Year

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$35,367,538	$—	$35,367,538
Corporate Obligations	—	34,719,263	—	34,719,263
U.S. Treasury Obligations	—	20,248,030	—	20,248,030
Asset-Backed Securities	—	7,318,008	—	7,318,008
Municipal Bonds	—	589,717	—	589,717
Short-Term Investments	—	442,573	—	442,573
Foreign Government Bonds	—	396,049	—	396,049
Total Investments in Securities	$—	$99,081,178	$—	$99,081,178

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$147,060	$–	$–	$147,060
Unrealized Depreciation	(7,480)	–	–	(7,480)
Total Other Financial Instruments	$139,580	$–	$–	$139,580

*	Futures contracts are valued at the unrealized appreciation(depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $103,276,589)	$99,081,178
Cash and cash equivalents	2,197,394
Dividends and Interest Receivable	783,607
Receivable for Investment Securities Sold	342,285
Reclaims Receivable	11,958
Variation Margin Receivable	11,789
Prepaid Expenses	24,797
Total Assets	102,453,008
Liabilities:
Payable for Investment Securities Purchased	1,932,304
Payable due to Administrator	8,183
Payable due to Trustees	4,976
Chief Compliance Officer Fees Payable	2,936
Investment Advisory Fees Payable - Note 6	2,323
Unrealized loss on futures	316
Other Accrued Expenses	67,917
Total Liabilities	2,018,955
Commitments and Contingencies†
Net Assets	$100,434,053
NET ASSETS CONSIST OF:
Paid-in Capital	$161,947,598
Total Accumulated Losses	(61,513,545)
Net Assets	$100,434,053
I Class Shares
Net Assets	$100,434,047
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,628,579
Net Asset Value, Offering and Redemption Price Per Share	$8.64	*
R Class Shares
Net Assets	$6
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1
Net Asset Value, Offering and Redemption Price Per Share	$7.37	*

†	See Note 5 in the Notes to Financial Statements.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

For the Six Months Ended

April 30, 2025

(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest	$2,303,954
Less: Foreign Taxes Withheld	(135)
Total Investment Income	2,303,819
Expenses
Investment Advisory Fees	193,630
Administration Fees	48,407
Trustees' Fees	8,166
Chief Compliance Officer Fees	5,200
Transfer Agent Fees	40,341
Pricing Fees	20,506
Legal Fees	19,527
Registration Fees	18,217
Audit Fees	13,408
Printing Fees	10,067
Custodian Fees	6,635
Insurance and Other Expenses	12,835
Total Expenses	396,939
Less:
Investment Advisory Fees Waived	(179,107)
Net Expenses	217,832
Net Investment Income	2,085,987
Net Realized Gain (Loss) on:
Investments	(573,229)
Futures Contracts	29,303
Net Realized Loss	(543,926)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	657,056
Futures Contracts	186,635
Net Change in Unrealized Appreciation (Depreciation)	843,691
Net Realized and Unrealized Gain	299,765
Net Increase in Net Assets Resulting from Operations	$2,385,752

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,085,987	$6,225,710
Net Realized Loss	(543,926)	(9,695,065)
Net Change in Unrealized Appreciation (Depreciation)	843,691	25,352,665
Net Increase in Net Assets Resulting from Operations	2,385,752	21,883,310
Distributions
I Class Shares	(2,020,010)	(6,690,249)
Total Distributions	(2,020,010)	(6,690,249)
Capital Share Transactions:
I Class Shares:
Issued	4,104,943	9,960,319
Reinvestment of Dividends	2,020,010	6,690,248
Redeemed	(3,836,827)	(173,382,173)
Increase (Decrease) from I Class Shares Capital Share Transactions	2,288,126	(156,731,606)
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase from R Class Shares Capital Share Transactions	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,288,126	(156,731,606)
Total Increase (Decrease) in Net Assets	2,653,868	(141,538,545)
Net Assets:
Beginning of Period	97,780,185	239,318,730
End of Period	$100,434,053	$97,780,185

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Shares Issued and Redeemed:
I Class Shares:
Issued	475,976	1,174,036
Reinvestment of Dividends	237,029	774,979
Redeemed	(448,025)	(20,211,028)
Increase (Decrease) in Shares Outstanding from I Class Share Transactions	264,980	(18,262,013)
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase in Shares Outstanding from R Class Share Transactions	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	264,980	(18,262,013)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Period/Years

	I Class Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Period/Year	$8.60	$8.08	$8.36	$10.26	$10.42	$10.36
Income from Operations:
Net Investment Income(1)	0.18	0.34	0.30	0.19	0.12	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.58	(0.27)	(1.91)	(0.09)	0.39
Total from Operations	0.22	0.92	0.03	(1.72)	0.03	0.62
Dividends and Distributions from:
Net Investment Income	(0.18)	(0.40)	(0.31)	(0.18)	(0.13)	(0.26)
Net Realized Gains	—	—	—	—	(0.06)	(0.30)
Total Dividends and Distributions	(0.18)	(0.40)	(0.31)	(0.18)	(0.19)	(0.56)
Net Asset Value, End of Period/Year	$8.64	$8.60	$8.08	$8.36	$10.26	$10.42
Total Return †	2.58%	11.51%	0.19%	(16.88)%	0.30%	6.17%
Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$100,434	$97,780	$239,319	$293,030	$302,163	$100,285
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)‡	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.82%**	0.71%	0.64%	0.62%	0.64%	1.22%
Ratio of Net Investment Income to Average Net Assets	4.31%**	3.95%	3.54%	2.07%	1.20%	2.24%
Portfolio Turnover Rate†	95%	310%	254%	329%	463%	300%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The share class is expected to run at the expense limit of 0.45%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Period/Years

	R Class Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Period/Year	$7.48	$7.27	$7.68	$9.45	$9.57	$9.92
Income from Operations:
Net Investment Income (Loss)(1)	0.17	0.34	0.31	0.22	0.16	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.27	(0.41)	(1.81)	(0.09)	0.21
Total from Operations	0.07	0.61	(0.10)	(1.59)	0.07	0.20
Dividends and Distributions from:
Net Investment Income	(0.18)	(0.40)	(0.31)	(0.18)	(0.13)	(0.25)
Net Realized Gains	—	—	—	—	(0.06)	(0.30)
Total Dividends and Distributions	(0.18)	(0.40)	(0.31)	(0.18)	(0.19)	(0.55)
Net Asset Value, End of Period/Year	$7.37	$7.48	$7.27	$7.68	$9.45	$9.57
Total Return †	0.94%	8.43%	(1.52)%	(16.96)%	0.74%	2.05%
Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$—	$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)‡	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.82%**	0.71%	0.64%	0.62%	0.64%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.75%**	4.40%	3.99%	2.52%	1.65%	(0.11)%
Portfolio Turnover Rate†	95%	310%	254%	329%	463%	300%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The share class is expected to run at the expense limit of 0.70% when assets are contributed. Amounts have been revised to reflect an estimation base on I Class Shares.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2025, there were no such fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classifications, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s state tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds managed by the trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2025. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2025.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

The fair value of derivative instruments as of April 30, 2025, was as follows:

Asset Derivatives				Liability Derivatives
Statement of Assets and Liabilities		Fair Value		Statement of Assets and Liabilities		Fair Value
Interest Rate contracts	Net Assets – Unrealized appreciation on Futures Contracts	$147,060	*	Interest Rate contracts	Net Assets – Unrealized depreciation on Futures Contracts	$(7,480	)*
Total		$147,060				$(7,480)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2025, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Futures Contracts	Total
Interest Rate Contracts	$29,303	$29,303
Total	$29,303	$29,303

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures Contracts	Total
Interest Rate Contracts	$186,635	$186,635
Total	$186,635	$186,635

The following discloses the volume of the Fund’s forward futures contracts activity during the period ended April 30, 2025. For the period ended April 30, 2025, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$6,878,027
Average Quarterly Notional Balance Short	$(2,065,219)

4. Transactions with Affiliates:

All officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board. For the period ended April 30, 2025, the Fund paid $8,166 and $5,200 for Trustees' Fees and Chief Compliance Officer Fees, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

5. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2025, the Fund incurred and paid $48,407 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended April 30, 2025, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under this Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2026. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026. Refer to investment advisory fees waived on the Statement of Operations for fees waived for the period ended April 30, 2025. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2025, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future recapture to the Adviser were $818,705, expiring in 2026, $402,170, expiring in 2027, and $150,075, expiring in 2028. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company. During the period ended April 30, 2025, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2025, were as follows:

	U.S. Government	Other	Total
Purchases	$77,123,536	$15,318,188	$92,441,724
Sales	73,664,723	17,624,718	91,289,441

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of foreign currency translations, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and Perpetual Bond adjustment. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Total
2024	$6,690,249	$6,690,249
2023	9,126,133	9,126,133

As of October 31, 2024, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$387,896
Capital Loss Carryforwards Short-Term*	(15,142,368)
Capital Loss Carryforwards Long-Term*	(42,009,979)
Unrealized Depreciation	(5,049,562)
Other Temporary Differences	(65,274)
Total Accumulated Losses	$(61,879,287)

*	The Fund’s utilization of carryforwards will be subject to annual imitations.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2024, the Fund did not utilize capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2025, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$103,276,589	$587,031	$(4,782,442)	$(4,195,411)

Tax cost on investment is different than book cost because of wash sale adjustments.

9. Concentration of Shareholders:

At April 30, 2025, 100% of I Class Shares total shares outstanding were held by two record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Country Risk — Investing in companies and governments poses additional risks since political and economic events unique to a country or region may affect those markets and issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 4–5, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

April 30, 2025

(Unaudited)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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MetLife Core Plus Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112-0015

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-SA-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025